Commitments and Contingent Liabilities - Additional Information (Detail) € in Millions	Dec. 31, 2019 EUR (€)
United Kingdom [Member] | Issue Of Intangible Assets And Permanent Establishment [Member]
Disclosure of contingent liabilities [line items]
Tax Assessment Relating To NV Permanent Establishment in UK	€ 141
United Kingdom [Member] | Issue Of Intangible Assets And Permanent Establishment [Member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Tax Assessment Exposure Relating To NV Permanent Establishment in UK	600
Brazil [member]
Disclosure of contingent liabilities [line items]
Potential tax litigation cases that will move to Judicial courts	€ 1,800